Equity Investments (Tables)	3 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
Schedule of Equity Investments
A summary of the components of equity investments is as follows:

	As of
(in millions)	June 30, 2025	March 31, 2025
Equity method investments under fair value option	$297	$300
Equity investment in publicly listed company	102	98
Equity method investments under equity method	17	16
Non-marketable equity securities	154	151
Total equity investments	$570	$565
Income (loss) from equity investments, net is as follows:

	Three Months Ended June 30,
(in millions)	2025	2024
Equity investment in publicly listed company	$4	$27
Equity method investments (1)	(1)	—
Non-marketable equity securities (includes NAV)	1	(3)
Total income (loss) from equity investments, net	$4	$24
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.

Schedule of Unrealized Gain (Loss) on Investments
The components of gains and (losses), which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Three Months Ended June 30,
(in millions)	2025	2024
Observable price adjustments on non-marketable equity securities (includes NAV)	$1	$(2)
Impairment of non-marketable equity securities	—	(1)
Total income (loss) from equity investments in non-marketable securities, net	$1	$(3)

Schedule of Realized Gain (Loss) on Investments
The components of gains and (losses), which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Three Months Ended June 30,
(in millions)	2025	2024
Observable price adjustments on non-marketable equity securities (includes NAV)	$1	$(2)
Impairment of non-marketable equity securities	—	(1)
Total income (loss) from equity investments in non-marketable securities, net	$1	$(3)